Fair value estimation - Financial instruments (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023 [1]
Fair value estimation
Current derivative financial assets	$ 61			$ 18
Non-current derivative financial assets	121	$ 8	[1]	72
Derivative financial assets	182	8
Current derivative financial liabilities	(5)	(4)	[1]	(41)
Non-current derivative financial liabilities	(18)	(36)	[1]	$ (20)
Derivative financial liabilities	(22)	(40)
Contingent consideration liability, non-current	(21)	(47)
Contingent consideration	(70)	(94)
Level 2
Fair value estimation
Current derivative financial assets	61
Non-current derivative financial assets	121	30
Derivative financial assets	182	30
Current derivative financial liabilities	(5)	(4)
Non-current derivative financial liabilities	(18)	(58)
Derivative financial liabilities	(23)	(62)
Level 2 | Non-hedge | Foreign exchange swaps
Fair value estimation
Derivative financial assets	5
Derivative financial liabilities		(4)
Level 2 | Net investment hedge | Cross currency interest rate swaps and interest rate swaps
Fair value estimation
Derivative financial assets	144	29
Derivative financial liabilities	(10)	(23)
Level 2 | Cash flow hedge | Cross currency interest rate swaps and interest rate swaps
Fair value estimation
Derivative financial assets	29	1
Derivative financial liabilities	(7)	(35)
Level 2 | Fair value hedge | Cross currency interest rate swaps and interest rate swaps
Fair value estimation
Derivative financial assets	4
Derivative financial liabilities	(6)
Level 3
Fair value estimation
Contingent consideration liability, current	(49)	(47)
Contingent consideration liability, non-current	(21)	(47)
Contingent consideration	$ (70)	$ (94)

[1]	Refer to foreign currency translation in material accounting policies section.